Commitments and contingencies (Details) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2019	Dec. 31, 2016	May 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other commitments
2020				$ 559,280,163
2021				662,777,841
2022				116,494,755
2023				28,682,333
2024 and thereafter				4,829,879
Total				1,372,064,971
Mechanic's Liens [Member]
Other commitments
Loss Contingency, Damages Sought, Value		$ 8,000,000
421 Kent Development, LLC [Member]
Other commitments
Loss Contingency, Damages Sought, Value		$ 22,000,000
Financial Guarantee [Member]
Other commitments
Aggregate amount of guarantee				$ 2,617,194,854	$ 1,988,632,540
Real Estate Ownership Period				six to twelve months
Payments to satisfy guarantee obligations				$ 1,782,038	1,659,652	$ 788,644
Provisions for Guarantee				0
Guarantor Obligations, Maximum Exposure, Undiscounted				$ 202,115,765	$ 280,189,999
Beijing Huiju and Qingdao Huiju's joint and several liability
Other commitments
Loss Contingency, Damages Sought, Value	$ 230,900,000
Legal Fees	$ 1,167,369
XIN Development Management East, LLC [Member] | Wanks Adams Slavin Associates LLP [Member]
Other commitments
Gain Contingency, Unrecorded Amount			$ 8,000,000
Loss Contingency, Damages Sought, Value			2,000,000
XIN Development Management East, LLC [Member] | Wanks Adams Slavin Associates LLP [Member] | Minimum [Member]
Other commitments
Gain Contingency, Unrecorded Amount			$ 10,000,000